CONSOLIDATED STATEMENT OF CHANGES IN MEMBERS' EQUITY YEAR ENDED DECEMBER 31, 2024 - Block 40 L L C 2024 [Member] - USD ($)	H C C Priority Interest [Member]	Preferred Class B Units [Member]	Subscription Receivable [Member]	Class A Members [Member]	Retained Earnings [Member]
Balance - December 31, 2024 at Dec. 31, 2023	$ 26,900,000	$ 43,300,707	$ (2,108,120)	$ 6,436,893	$ (28,031,415)
Balance - December 31, 2023 at Dec. 31, 2023	26,900,000	43,300,707	(2,108,120)	6,436,893	(28,031,415)
Balance - December 31, 2023 at Dec. 31, 2023	26,900,000	43,300,707	(2,108,120)	6,436,893	(28,031,415)
Preferred Stock issuances for cash.		6,400,000	(2,740,184)
Net loss					(13,739,481)
Balance - December 31, 2024 at Dec. 31, 2024	26,900,000	49,700,707	(4,848,304)	6,436,893	(41,770,896)
Balance - December 31, 2023 at Dec. 31, 2024	$ 26,900,000	$ 49,700,707	$ (4,848,304)	$ 6,436,893	$ (41,770,896)